October 1, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: VALIC Company I

File Numbers 2-83631 and 811-03738

CIK Number 0000719423

Dear Sir or Madam:

As Counsel to VALIC Company I and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectuses that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 36 under the 1933 Act and as Amendment No. 37 under the Investment Company Act of 1940, was filed electronically on September 18, 2002.

Please direct any questions to the undersigned at 713.831.5165.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert

Vice President and Secretary